First Trust Smith Unconstrained Bond ETF Expense Example, No Redemption - First Trust Smith Unconstrained Bond ETF - First Trust Smith Unconstrained Bond ETF	Aug. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 88
Expense Example, No Redemption, 3 Years	274
Expense Example, No Redemption, 5 Years	477
Expense Example, No Redemption, 10 Years	$ 1,061